DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Business Description And Basis Of Presentation [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN

NOTE 1 - DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN

Texas Ventures Acquisition III Corp (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on July 26, 2024. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company, and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

On April 24, 2025, the Company consummated its Initial Public Offering (“Initial Public Offering” or “IPO”) of 22,500,000 units (the “Public Units” and, with respect to the TVA III Class A Ordinary Shares and public warrants included in the Public Units, the “Public Shares”, and “Public Warrants”, respectively), including 2,500,000 units issued pursuant to the partial exercise of the underwriters’ over-allotment option. The Public Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $225,000,000. Each unit has an offering price of $10.00 and consists of one Class A ordinary share and one-half of one redeemable warrant. Each whole warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share.

Simultaneously with the closing of the IPO, the Company completed the private sale of 3,468,750 warrants (the “Private Placement Warrants”), and 4,100,000 NMSI Private Placement Warrants to the Prior Sponsor, CCM and Clear Street at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $7,568,750. The Private Placement Warrants are identical to the Warrants sold in the Initial Public Offering, except as otherwise noted in Note 8.

On September 18, 2025, the Company, the Prior Sponsor and the New Sponsor entered into the Purchase Agreement. Pursuant to the Purchase Agreement, the New Sponsor (i) purchased from the Prior Sponsor (a) 7,500,000 shares of Class B Ordinary Shares and (b) 4,700,000 Private Placement Warrants, for an aggregate purchase price of $7,400,000 and (ii) upon closing, became the sponsor of the Company (together, the “Purchase”).

As conditions to the closing of the Purchase, all of the then-existing members of the Board of Directors (the “Prior Board”) and then-existing officers of the Company resigned, and the New Sponsor designated a new board of directors and new management team, which were appointed immediately prior to the closing of the Purchase. The New Sponsor also agreed, among other things, to (i) execute a joinder agreement (the “Joinder”) to become a party to the Registration Rights Agreement, and (ii) enter into the Insider Letter with the Company, providing for, among other things, voting obligations and certain transfer restrictions. The Prior Sponsor and the Company, among other things, agreed to cause all parties to the Letter Agreement to, execute a waiver to certain requirements of the Letter Agreement such that the New Sponsor need not execute a joinder or become a party to the Letter Agreement.

In addition to the foregoing, the closing of the Purchase was conditional on, among other things, (i) the termination of all Company related party contracts and certain commercial arrangements, (ii) the payment of all outstanding invoices of the Company by the closing, (iii) the Company holding at least $875,000 in cash or cash equivalents, exclusive of the trust account, after payment of all outstanding liabilities, and (iv) the Company’s continued listing on the Nasdaq through the closing. Although the Purchase Agreement included as a condition to closing the execution of a written waiver by the underwriters of the Company’s Initial Public Offering, reducing their rights to receive the deferred underwriting fee contemplated by the Underwriting Agreement, to a new agreed amount, this condition was not satisfied at closing of the Purchase. The New Sponsor consummated the Purchase notwithstanding the failure of this condition to be satisfied. The other conditions to the closing of the Purchase were satisfied.

Upon the closing of the Purchase, the New Sponsor became the sponsor of the Company, the new directors and officers designated by the New Sponsor assumed their positions, and, in accordance with the terms of the Joinder to become a party to the Registration Rights Agreement, the New Sponsor became a party to the Registration Rights Agreement.

Seven institutional investors (“non-managing sponsor investors”) previously purchased, indirectly, through the purchase of non-managing sponsor membership interests, an aggregate of 4,100,000 Private Placement Warrants at a price of $1.00 per warrant ($4,100,000 in the aggregate). In connection with such indirect purchase through the Prior Sponsor, the Prior Sponsor issued membership interests at a nominal purchase price to the non-managing sponsor investors reflecting interests in an aggregate of 3,280,000 Founder Shares (as defined in Note 5) then held by the Prior Sponsor. Historically, the NMSI Private Placement Warrants were held by the Prior Sponsor and designated to be transferred to the non-managing sponsor investors only upon the consummation of an initial Business Combination. Following the closing of the transactions provided for by the Purchase Agreement on September 18, 2025, the non-managing sponsor investors have no further rights, claims or interests in or to any Sponsor‑held securities (including any NMSI Private Placement Warrants or NMSI Shares), and there are no NMSI‑specific consent, exchange or other special rights in effect.

Transaction costs for the Initial Public Offering amounted to $14,006,902, consisting of $4,500,000 of cash underwriting fees, $9,000,000 of deferred underwriting fees, and $506,902 of other offering costs.

On April 24, 2025, the underwriters partially exercised the over-allotment option of 2,500,000 Public Units and informed the Company that they would not further exercise the option for the remaining 500,000 Public Units. As a result, the Prior Sponsor forfeited an aggregate 166,667 Founder Shares of the Company, par value $0.0001 per share. Such forfeited shares were cancelled by the Company upon consummation of the Initial Public Offering.

Upon the closing of the Initial Public Offering and the Private Placement, $226,125,000 ($10.05 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described in the IPO Registration Statement. The proceeds deposited in the Trust Account could become subject to the claims of creditors, if any, which could have priority over the claims of public shareholders.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of deferred underwriting commissions and taxes payable on the income earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide the holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer in connection with the Business Combination. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.05 per Public Share, plus any pro rata interest then in the Trust Account). There will be no redemption rights upon the completion of a Business Combination with respect to the Private Placement Warrants. The Public Shares subject to redemption are recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”

If the Company seeks shareholder approval of the Business Combination, the Company will proceed with a Business Combination only if the Company receives an ordinary resolution under Cayman Islands law and its Amended and Restated Articles approving a Business Combination, which requires the affirmative vote of at least a majority of the votes cast by such shareholders as, being entitled to do so, vote in person or by proxy at the applicable general meeting of the Company, or such other vote as required by law or stock exchange rule. If the Company’s Business Combination is structured as a statutory merger or consolidation with another company under Cayman Islands law, the approval of its Business Combination will also require a special resolution, which requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the Company. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Articles, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (the “SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the New Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination and waive its redemption rights with respect to any such shares in connection with a shareholder vote to approve a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares without voting and, if they do vote, irrespective of whether they vote for or against the proposed Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Articles provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Articles (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment.

If the Company has not completed a Business Combination within 18 months from the closing of the Initial Public Offering or during any extended time to consummate a Business Combination beyond 18 months (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The Sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares it will receive if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or any of its respective affiliates acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per-share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Public Share ($10.05).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.05 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.05 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has it independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations, and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations. As a result, if any such claims were successfully made against the Trust Account, the funds available for the Company’s initial Business Combination and redemptions could be reduced to less than $10.05 per Public Share. In such event, the Company may not be able to complete its initial Business Combination, and the Public Shareholders would receive such lesser amount per share in connection with any redemption of their Public Shares. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

Going Concern Considerations

At June 30, 2026, the Company had cash of $256,897 and a working capital deficiency of $2,480,484.

Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 5). Management expects the Company to incur significant expenses as a result of identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination. As a result, management has determined that the current liquidity condition of the Company, coupled with the fact that the Company is within one year of mandatory liquidation, raises substantial doubt about the Company’s ability to continue as a going concern. The accompanying unaudited condensed financial statements do not include any adjustments that might result from the outcome of these uncertainties. As such, the accompanying unaudited condensed financial statements have been prepared assuming the Company will continue as a going concern and do not include any adjustments that might result should the Company be required to liquidate.

NOTE 1 - DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN

Texas Ventures Acquisition III Corp (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on July 26, 2024. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company, and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

On April 24, 2025, the Company consummated its Initial Public Offering (“Initial Public Offering” or “IPO”) of 22,500,000 units (the “Public Units” and, with respect to the TVA III Class A Ordinary Shares and public warrants included in the Public Units, the “Public Shares”, and “Public Warrants”, respectively), including 2,500,000 Units issued pursuant to the partial exercise of the underwriters’ over-allotment option. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $225,000,000. Each unit has an offering price of $10.00 and consists of one Class A ordinary share and one-half of one redeemable warrant. Each whole warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share.

Simultaneously with the closing of the IPO, the Company completed the private sale of 3,468,750 warrants (the “Private Placement Warrants”), and 4,100,000 NMSI Private Placement Warrants to the Prior Sponsor, CCM and Clear Street at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $7,568,750. The Private Placement Warrants are identical to the Warrants sold in the Initial Public Offering, except as otherwise noted in Note 8.

On September 18, 2025, the Company, the Prior Sponsor and Yorkville Acquisition Sponsor II, LLC (the “New Sponsor”) entered into the Purchase Agreement. Pursuant to the Purchase Agreement, the New Sponsor (i) purchased from the Prior Sponsor (a) 7,500,000 shares of Class B Ordinary Shares and (b) 4,700,000 Private Placement Warrants, for an aggregate purchase price of $7,400,000 and (ii) upon closing, became the sponsor of the Company (together, the “Purchase”).

As conditions to the closing of the Purchase, all of the then-existing members of the Board of Directors (the “Prior Board”) and then-existing officers of the Company resigned, and the New Sponsor designated a new board of directors and new management team, which were appointed immediately prior to the closing of the Purchase. The New Sponsor also agreed, among other things, to (i) execute a joinder agreement (the “Joinder”) to become a party to the Registration Rights Agreement, and (ii) enter into the Insider Letter with the Company,” providing for, among other things, voting obligations and certain transfer restrictions. The Prior Sponsor and the Company, among other things, agreed to cause all parties to the Letter Agreement to, execute a waiver to certain requirements of the Letter Agreement such that the New Sponsor need not execute a joinder or become a party to the Letter Agreement.

In addition to the foregoing, the closing of the Purchase was conditional on, among other things, (i) the termination of all Company related party contracts and certain commercial arrangements, (ii) the payment of all outstanding invoices of the Company by the closing, (iii) the Company holding at least $875,000 in cash or cash equivalents, exclusive of the trust account, after payment of all outstanding liabilities, and (iv) the Company’s continued listing on the Nasdaq through the closing. Although the Purchase Agreement included as a condition to closing the execution of a written waiver by the underwriters of the Company’s Initial Public Offering, reducing their rights to receive the deferred underwriting fee contemplated by the Underwriting Agreement, to a new agreed amount, this condition was not satisfied at closing of the Purchase. The New Sponsor consummated the Purchase notwithstanding the failure of this condition to be satisfied. The other conditions to the closing of the Purchase were satisfied.

Upon the closing of the Purchase, the New Sponsor became the sponsor of the Company, the new directors and officers designated by the New Sponsor assumed their positions, and, in accordance with the terms of the Joinder to become a party to the Registration Rights Agreement, the New Sponsor became a party to the Registration Rights Agreement.

Seven institutional investors (“non-managing sponsor investors”) previously purchased, indirectly, through the purchase of non-managing sponsor membership interests, an aggregate of 4,100,000 Private Placement Warrants at a price of $1.00 per warrant ($4,100,000 in the aggregate). In connection with such indirect purchase through the Prior Sponsor, the Prior Sponsor issued membership interests at a nominal purchase price to the non-managing sponsor investors reflecting interests in an aggregate of 3,280,000 Founder Shares (as defined in Note 5) then held by the Prior Sponsor. Historically, the NMSI Private Placement Warrants were held by the Prior Sponsor and designated to be transferred to the non-managing sponsor investors only upon the consummation of an initial Business Combination. Following the closing of the transactions provided for by the Purchase Agreement on September 18, 2025, the non-managing sponsor investors have no further rights, claims or interests in or to any Sponsor‑held securities (including any NMSI Private Placement Warrants or NMSI Shares), and there are no NMSI‑specific consent, exchange or other special rights in effect.

Transaction costs for the Initial Public Offering amounted to $14,006,902, consisting of $4,500,000 of cash underwriting fees, $9,000,000 of deferred underwriting fees, and $506,902 of other offering costs.

On April 24, 2025, the underwriters partially exercised the over-allotment option of 2,500,000 Units and informed the Company that they would not further exercise the option for the remaining 500,000 Units. As a result, the Prior Sponsor forfeited an aggregate 166,667 Founder Shares of the Company, par value $0.0001 per share. Such forfeited shares were cancelled by the Company upon consummation of the Initial Public Offering.

Upon the closing of the Initial Public Offering and the Private Placement, $226,125,000 ($10.05 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described in the IPO Registration Statement. The proceeds deposited in the Trust Account could become subject to the claims of creditors, if any, which could have priority over the claims of public shareholders.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of deferred underwriting commissions and taxes payable on the income earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide the holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer in connection with the Business Combination. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.05 per Public Share, plus any pro rata interest then in the Trust Account). There will be no redemption rights upon the completion of a Business Combination with respect to the Private Placement Warrants. The Public Shares subject to redemption are recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”

If the Company seeks shareholder approval of the Business Combination, the Company will proceed with a Business Combination only if the Company receives an ordinary resolution under Cayman Islands law and its Amended and Restated Articles of Association (the “Amended and Restated Articles”) approving a Business Combination, which requires the affirmative vote of at least a majority of the votes cast by such shareholders as, being entitled to do so, vote in person or by proxy at the applicable general meeting of the Company, or such other vote as required by law or stock exchange rule. If the Company’s Business Combination is structured as a statutory merger or consolidation with another company under Cayman Islands law, the approval of its Business Combination will also require a special resolution, which requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the Company. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Articles, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (the “SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Prior Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination and waive its redemption rights with respect to any such shares in connection with a shareholder vote to approve a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares without voting and, if they do vote, irrespective of whether they vote for or against the proposed Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Articles provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Articles (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment.

If the Company has not completed a Business Combination within 18 months from the closing of the Initial Public Offering or during any extended time to consummate a Business Combination beyond 18 months (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The Sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares it will receive if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or any of its respective affiliates acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per-share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Public Share ($10.05).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.05 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.05 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has it independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations, and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations. As a result, if any such claims were successfully made against the Trust Account, the funds available for the Company’s initial Business Combination and redemptions could be reduced to less than $10.05 per Public Share. In such event, the Company may not be able to complete its initial Business Combination, and the Public Shareholders would receive such lesser amount per share in connection with any redemption of their Public Shares. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

Going Concern Considerations

At December 31, 2025, the Company had cash of $856,131 and working capital of $724,779.

Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 5). Management expects the Company to incur significant expenses as a result of identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination. As a result, management has determined that the current liquidity condition of the Company, coupled with the fact that the Company is within one year of mandatory liquidation, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties. As such, the accompanying financial statements have been prepared assuming the Company will continue as a going concern and do not include any adjustments that might result should the Company be required to liquidate.